Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 13: ACCRUED EXPENSES
Accrued expenses as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011
Accrued voyage expenses	$2,811	$1,262
Accrued loan interest	9,184	9,067
Accrued legal and professional fees	956	5,163

Total accrued expenses	$12,951	$15,492